STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Banks - 8.6%
BankUnited, Inc.	124,960		3,585,102
Columbia Banking System, Inc.	149,164		2,875,882
First BanCorp./Puerto Rico	294,611		5,223,453
Seacoast Banking Corp. of Florida	140,492		3,325,446
Synovus Financial Corp.	101,103		4,012,778
Texas Capital Bancshares, Inc.	74,270	[a]	4,476,996
			23,499,657
Capital Goods - 10.7%
Enerpac Tool Group Corp.	121,892		4,792,793
EnerSys	43,037		4,641,110
Flowserve Corp.	108,288		5,381,914
Fluor Corp.	177,471	[a]	7,702,241
JELD-WEN Holding, Inc.	244,180	[a]	3,787,232
Valmont Industries, Inc.	12,215		3,070,851
			29,376,141
Commercial & Professional Services - 3.9%
ACV Auctions, Inc., Cl. A	188,149	[a]	3,358,460
Montrose Environmental Group, Inc.	60,971	[a]	2,866,247
The Brink's Company	42,818		4,420,530
			10,645,237
Consumer Discretionary Distribution & Retail - 3.7%
American Eagle Outfitters, Inc.	94,232		2,070,277
Caleres, Inc.	113,605		3,939,821
Ollie's Bargain Outlet Holdings, Inc.	50,729	[a]	4,181,592
			10,191,690
Consumer Durables & Apparel - .6%
PVH Corp.	12,998		1,559,890
Consumer Services - 2.3%
Genius Sports Ltd.	718,278	[a,b]	3,763,777
Six Flags Entertainment Corp.	104,356	[a]	2,655,860
			6,419,637
Energy - 10.0%
CNX Resources Corp.	210,584	[a]	5,538,359
Dril-Quip, Inc.	138,366	[a]	2,675,998
Expro Group Holdings NV	142,770	[a,b]	3,133,802
Frontline PLC	116,741	[b]	3,306,105
PBF Energy, Inc., Cl. A	82,702		3,831,584
Transocean Ltd.	559,910	[a,b]	3,471,442

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Energy - 10.0% (continued)
Viper Energy, Inc.	142,497		5,480,435
			27,437,725
Equity Real Estate Investment Trusts - 2.5%
EPR Properties	64,361	[c]	2,641,375
Equity Commonwealth	211,541	[a,c]	4,084,857
			6,726,232
Financial Services - 5.7%
Burford Capital Ltd.	126,260		1,823,194
Essent Group Ltd.	105,212		5,965,520
PJT Partners, Inc., Cl. A	37,780	[b]	4,029,993
PRA Group, Inc.	181,247	[a]	3,911,310
			15,730,017
Food, Beverage & Tobacco - 2.6%
Nomad Foods Ltd.	204,462		3,590,353
Primo Water Corp.	159,154		3,590,514
			7,180,867
Health Care Equipment & Services - 10.2%
Acadia Healthcare Co., Inc.	50,846	[a]	3,502,781
Health Catalyst, Inc.	314,971	[a]	2,088,258
Omnicell, Inc.	82,596	[a]	2,691,804
Privia Health Group, Inc.	205,228	[a,b]	3,564,810
QuidelOrtho Corp.	54,083	[a]	2,389,928
R1 RCM, Inc.	328,661	[a]	4,226,580
Select Medical Holdings Corp.	135,418		4,678,692
TransMedics Group, Inc.	35,665	[a]	4,864,706
			28,007,559
Household & Personal Products - 1.5%
Spectrum Brands Holdings, Inc.	45,357		4,070,337
Insurance - 2.6%
The Baldwin Insurance Group, Inc.	208,959	[a]	7,037,739
Materials - 4.2%
Alamos Gold, Inc., Cl. A	476,985		7,970,419
Tronox Holdings PLC	184,404		3,653,043
			11,623,462
Media & Entertainment - 4.0%
John Wiley & Sons, Inc., Cl. A	83,169		3,031,510
Magnite, Inc.	369,846	[a]	4,563,900
Shutterstock, Inc.	84,431	[b]	3,430,432
			11,025,842
Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
Alkermes PLC	142,362	[a]	3,331,271
Autolus Therapeutics PLC	210,361	[a]	881,413
Denali Therapeutics, Inc.	162,874	[a]	3,022,941
Insmed, Inc.	107,526	[a]	5,919,306

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.3% (continued)
Pacific Biosciences of California, Inc.	778,955	[a,b]	1,394,329
			14,549,260
Semiconductors & Semiconductor Equipment - 3.2%
MaxLinear, Inc.	207,063	[a]	3,679,510
Synaptics, Inc.	55,532	[a]	5,203,904
			8,883,414
Software & Services - 4.5%
DoubleVerify Holdings, Inc.	76,368	[a]	1,389,898
JFrog Ltd.	180,768	[a]	5,815,307
Zuora, Inc., Cl. A	511,028	[a]	5,186,934
			12,392,139
Technology Hardware & Equipment - 3.9%
Advanced Energy Industries, Inc.	34,780		3,736,415
Lumentum Holdings, Inc.	80,916	[a,b]	3,519,846
nLight, Inc.	252,747	[a]	3,323,623
			10,579,884
Transportation - 2.9%
Heartland Express, Inc.	243,044		2,751,258
SkyWest, Inc.	71,113	[a]	5,310,008
			8,061,266
Utilities - 3.6%
Clearway Energy, Inc., Cl. C	191,054		5,349,512
NextEra Energy Partners LP	132,240	[b]	4,457,810
			9,807,322
Total Common Stocks (cost $228,455,005)			264,805,317

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 ETF (cost $2,749,325)	13,432	[b]	2,763,903

Private Equity - .7%
Food, Beverage & Tobacco - .4%
Supplying Demand, Inc., Ser. E	66,937	[a,d]	1,036,854
Real Estate - .1%
Roofstock, Ser. H	41,269	[a,d]	235,646
Software & Services - .2%
Locus Robotics, Ser. F	14,518	[a,d]	720,528
Total Private Equity (cost $2,487,393)			1,993,028

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,820,348)	5.43	4,820,348	[e]	4,820,348

Investment of Cash Collateral for Securities Loaned - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,643,504)	5.43	9,643,504	[e]	9,643,504
Total Investments (cost $248,155,575)		103.5%		284,026,100
Liabilities, Less Cash and Receivables		(3.5%)		(9,691,708)
Net Assets		100.0%		274,334,392

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $23,977,269 and the value of the collateral was $24,560,645, consisting of cash collateral of $9,643,504 and U.S. Government & Agency securities valued at $14,917,141. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at May 31, 2024. These securities were valued at $1,993,028 or .7% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	264,805,317	-	-	264,805,317
Equity Securities - Private Equity	-	-	1,993,028	1,993,028
Exchange-Traded Funds	2,763,903	-	-	2,763,903
Investment Companies	14,463,852	-	-	14,463,852

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized appreciation on investments was $35,870,525, consisting of $63,980,575 gross unrealized appreciation and $28,110,050 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.